Goodwill and Other Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	$ 1,320,987	$ 1,338,458
Intangible assets, Accumulated Amortization	446,833	379,218
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	1,147,786	1,156,979
Intangible assets, Accumulated Amortization	391,254	325,819
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	151,332	152,869
Intangible assets, Accumulated Amortization	40,397	32,653
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	21,869	28,610
Intangible assets, Accumulated Amortization	$ 15,182	$ 20,746